REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue [Abstract]
REVENUE
NOTE 11:	REVENUE

	Year ended December 31
	2021	2020	2019
	USD thousands

Programmatic (1)	266,616	161,625	241,464
Performance	75,329	50,295	84,296

	341,945	211,920	325,760

(1)	In 2021 and 2020 programmatic revenue are reported on a net basis and in 2019 on a gross basis, and performance revenue reported on a gross basis for all years presented (see Note 3k).
Media cost amounted to USD 117,301 thousand in the year ended December 31, 2019.

For the year ended December 31, 2021, one buyer represents 13.6% of revenue. For the years ended December 31, 2020 and 2019, no individual buyer accounted for more than 10% of revenue.